Finance and Other Income and Foreign Exchange Gains/(Losses), Net - Summary of Finance and Other Income and Foreign Exchange Gains/(Losses), Net (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of finance and other income and Foreign exchange gains/(losses), net [abstract]
Interest income	₨ 19,478		₨ 16,889	₨ 13,114
Dividend income from equity investments designated as FVTOCI	3		3	2
Exchange fluctuation gain on foreign currency borrowings	0		0	1,485
Net gain from investments classified as FVTPL	4,558		1,344	1,270
Net gain/(loss) from investments classified as FVTOCI	(143)		(51)	386
Finance and other income	23,896	$ 287	18,185	16,257
Foreign exchange gains/(losses), net, on financial instruments measured at FVTPL	650		(4,342)	808
Other foreign exchange gains/(losses), net	(310)		8,814	3,547
Foreign exchange gains/(losses), net	₨ 340	$ 4	₨ 4,472	₨ 4,355